Commitments and Contingencies (Details Textual) - USD ($)		12 Months Ended
	Nov. 12, 2018	Dec. 31, 2018	Jun. 13, 2018
Accrued rent			$ 100,000
Loan Agreement [Member]
Loan agreement term, Description		the Company may not pay salary or rent to such officers of Neese in excess of $100,000 per year beginning on the date of the term loan agreement, June 13. 2018.
Accrued rent		$ 100,000
K&A Holdings, LLC [Member]
Lease agreement date		Mar. 03, 2017
Lease term		10 years
Lease rent monthly		$ 8,333
Lease term, Description		the event of late payment, interest shall accrue on the unpaid amount at the rate of eighteen percent (18%) per annum. The agreement of lease contains customary events of default, including if Neese shall fail to pay rent within five (5) days after the due date, or if Neese shall fail to perform any other terms, covenants or conditions under the agreement of lease, and other customary representations, warranties and covenants.
Stock Purchase Agreement [Member]
Purchase price of capital stock	$ 18,000,000
Working capital (deficit)	$ 300,000
Description of Purchase agreement	The Purchase Agreement contains customary representations, warranties and covenants, including a covenant that the Seller will not complete with the business of Cornerstone for a period of three (3) years following closing. The Purchase Agreement also contains mutual indemnification for breaches of representations or warranties and failure to perform covenants or obligations contained in the Purchase Agreement. In the case of the indemnification provided by the Seller with respect to breaches of certain non-fundamental representations and warranties, the Seller will only become liable for indemnified losses if the amount exceeds $100,000. Furthermore, the liability of the Seller for breaches of certain non-fundamental representations and warranties shall not exceed the cash portion of the purchase price payable under the Purchase Agreement.